UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08460

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
DEBT INSTRUMENTS (98.2%)
Argentina (0.1%)
Sovereign (0.1%)
Republic of Argentina,
8.28%, 12/31/33	$134	$37

Brazil (7.0%)
Sovereign (7.0%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(a)	100	95
Federative Republic of Brazil,
6.00%, 1/17/17(b)	310	311
7.13%, 1/20/37	40	40
8.00%, 1/15/18	190	208
8.88%, 10/14/19 - 4/15/24	476	559
10.50%, 7/14/14	130	161
11.00%, 8/17/40(b)	420	536
		1,910
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15(a)	101	102

Canada (1.0%)
Corporate (1.0%)
Bombardier, Inc.,
6.30%, 5/1/14(a)	250	177
Novelis, Inc.,
7.25%, 2/15/15	175	71
OPTI Canada, Inc.,
8.25%, 12/15/14	75	34
		282
Chile (0.6%)
Sovereign (0.6%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(a)	150	153

Colombia (1.2%)
Sovereign (1.2%)
Republic of Colombia,
7.38%, 1/27/17 - 3/18/19	140	142
11.75%, 2/25/20	140	175
		317
Ecuador (0.4%)
Sovereign (0.4%)
Republic of Ecuador,
9.38%, 12/15/15	120	53
9.95%, 8/15/30(c)	190	58
		111
France (0.7%)
Corporate (0.7%)
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	240	191

Ghana (0.2%)
Sovereign (0.2%)
Republic of Ghana,
8.50%, 10/4/17(a)	100	61

Indonesia (3.5%)
Corporate (0.7%)
Pindo Deli Finance Mauritius,
Tranche A, 3.18%, 4/28/15(a)(d)	25	14
Tranche B, 3.18%, 4/28/18(a)(d)	146	37
Tranche C, Zero Coupon, 4/28/25(d)	587	32
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 3.18%, 4/28/15(d)	87	48
Tranche B, 3.15%, 4/28/18(a)(d)	144	37
Tranche C, Zero Coupon, 4/28/27(a)(d)	268	15
		183
Sovereign (2.8%)
Republic of Indonesia,
6.88%, 1/17/18	100	81
6.88%, 1/17/18(a)	192	156
7.75%, 1/17/38(a)	223	174
11.63%, 3/4/19(a)	340	371
		782
		965
Ivory Coast (0.1%)
Sovereign (0.1%)
Ivory Coast,
Zero Coupon, 3/31/18(c)	180	33

Kazakhstan (1.3%)
Sovereign (1.3%)
Intergas Finance BV,
6.38%, 5/14/17	90	53
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18(a)	400	296
		349
Luxembourg (0.9%)
Corporate (0.9%)
FMC Finance III S.A.,
6.88%, 7/15/17	120	118
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(a)	115	114
		232
Mexico (5.1%)
Sovereign (5.1%)
Pemex Project Funding Master Trust,
2.62%, 6/15/10(a)(d)	330	317
8.63%, 12/1/23	250	236
United Mexican States,
5.63%, 1/15/17	1	1
5.95%, 3/19/19(b)	482	472
6.75%, 9/27/34	355	336
8.38%, 1/14/11	43	48
		1,410

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Netherlands (0.4%)
Corporate (0.4%)
Intergen N.V.,
9.00%, 6/30/17(a)		$105	$96

Nigeria (0.7%)
Sovereign (0.7%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09(e)	NGN	27,400	185

Panama (0.6%)
Sovereign (0.6%)
Republic of Panama,
8.88%, 9/30/27		$53	57
9.38%, 4/1/29		106	117
			174
Peru (2.4%)
Sovereign (2.4%)
Republic of Peru,
6.55%, 3/14/37		105	94
7.13%, 3/30/19		180	183
8.38%, 5/3/16		40	45
8.75%, 11/21/33(b)		305	343
			665
Philippines (2.6%)
Sovereign (2.6%)
Republic of Philippines,
8.38%, 6/17/19		100	110
8.88%, 3/17/15		219	253
9.00%, 2/15/13		180	207
9.50%, 2/2/30		113	134
			704
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered),
9.75%, 6/15/30		110	140

Russia (5.4%)
Corporate (0.7%)
TNK-BP Finance S.A.,
7.88%, 3/13/18(a)		295	208

Sovereign (4.7%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(a)		100	70
7.18%, 5/16/13		100	82
7.18%, 5/16/13(a)		210	173
Russian Federation,
7.50%, 3/31/30(a)(f)		289	273
Russian Federation (Registered),
7.50%, 3/31/30(b)(f)		410	388
12.75%, 6/24/28		225	298
			1,284
			1,492
Singapore (0.2%)
Corporate (0.2%)
Flextronics International Ltd.,
6.50%, 5/15/13		60	54

South Africa (0.4%)
Sovereign (0.4%)
Republic of South Africa,
7.38%, 4/25/12		110	114

South Korea (0.2%)
Sovereign (0.2%)
Korea Development Bank,
8.00%, 1/23/14		50	51

Trinidad (0.4%)
Sovereign (0.4%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(a)		172	114

Turkey (3.9%)
Sovereign (3.9%)
Republic of Turkey,
6.75%, 4/3/18		639	591
6.88%, 3/17/36		301	241
8.00%, 2/14/34		47	42
11.50%, 1/23/12		20	23
11.88%, 1/15/30		134	178
			1,075
United Kingdom (0.8%)
Corporate (0.8%)
Virgin Media Finance plc,
8.75%, 4/15/14		120	114
9.13%, 8/15/16		100	93
			207
United States (54.3%)
Corporate (54.1%)
AES Corp. (The),
7.75%, 3/1/14		40	36
8.00%, 6/1/20(a)(b)		160	131
8.75%, 5/15/13(a)		190	188
Airgas, Inc.,
7.13%, 10/1/18(a)		135	130
Allied Waste North America, Inc.,
7.25%, 3/15/15		135	128
AMC Entertainment, Inc.,
8.63%, 8/15/12		75	74
American Tower Corp.,
7.13%, 10/15/12		120	121
7.50%, 5/1/12		75	76
Anixter, Inc.,
10.00%, 3/15/14		160	149
Aramark Corp.,
8.50%, 2/1/15		180	167
ArvinMeritor, Inc.,
8.75%, 3/1/12		85	31
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16		40	37
Baldor Electric Co.,
8.63%, 2/15/17		40	32
Berry Plastics Corp.,
8.88%, 9/15/14		125	71
Biomet, Inc.,
11.63%, 10/15/17		205	182

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Boyd Gaming Corp.,
7.75%, 12/15/12	$215	$174
Brown Shoe Co., Inc.,
8.75%, 5/1/12(b)	100	82
Chaparral Energy, Inc.,
8.50%, 12/1/15(b)	140	49
8.88%, 2/1/17	20	7
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(a)(b)(c)	215	210
Chesapeake Energy Corp.,
6.38%, 6/15/15	25	21
7.50%, 9/15/13(b)	280	258
7.63%, 7/15/13	25	23
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	330	314
Cimarex Energy Co.,
7.13%, 5/1/17	30	24
Constellation Brands, Inc.,
7.25%, 9/1/16 - 5/15/17	150	143
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(b)	70	71
CSC Holdings, Inc.,
8.63%, 2/15/19(a)	355	343
DaVita, Inc.,
6.63%, 3/15/13	145	141
Dex Media West LLC/Dex Media West Finance Co.,
9.88%, 8/15/13	69	14
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15	15	14
7.63%, 5/15/16	220	217
Dish DBS Corp.,
6.38%, 10/1/11	75	73
6.63%, 10/1/14	250	224
Dynegy Holdings, Inc.,
7.75%, 6/1/19	95	62
Edison Mission Energy,
7.75%, 6/15/16	250	191
El Paso Corp.,
12.00%, 12/12/13	190	201
Expedia, Inc.,
8.50%, 7/1/16(a)	200	171
Eye Care Centers of America,
10.75%, 2/15/15	165	151
Fisher Scientific International, Inc.,
6.13%, 7/1/15(b)	170	169
Ford Motor Credit Co. LLC,
7.00%, 10/1/13(b)	155	104
7.25%, 10/25/11(b)	235	167
Forest Oil Corp.,
7.25%, 6/15/19	25	20
7.75%, 5/1/14	65	58
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	35	32
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	185	173
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	35	36
Fresenius U.S. Finance II, Inc.,
9.00%, 7/15/15(a)	150	157
Frontier Communications Corp.,
9.00%, 8/15/31	145	100
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14(a)	119	69
6.88%, 9/15/11(a)	161	115
General Motors Corp.,
8.38%, 7/15/33	85	11
Georgia-Pacific LLC,
7.13%, 1/15/17(a)	205	191
Glatfelter,
7.13%, 5/1/16	30	26
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14(b)	165	107
Graphic Packaging International, Inc.,
9.50%, 8/15/13	85	61
Harrah’s Operating Co., Inc.,
10.00%, 12/15/15(a)	147	46
HCA, Inc.,
5.75%, 3/15/14	55	36
6.25%, 2/15/13(b)	90	68
7.58%, 9/15/25	65	34
7.69%, 6/15/25	25	13
9.13%, 11/15/14(b)	220	207
Healthsouth Corp.,
10.75%, 6/15/16	110	108
Hexcel Corp.,
6.75%, 2/1/15	95	81
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(a)	185	136
Host Hotels & Resorts LP,
6.38%, 3/15/15	80	60
7.13%, 11/1/13(b)	90	73
Idearc, Inc.,
8.00%, 11/15/16(c)	300	9
Innophos Holdings, Inc.,
9.50%, 4/15/12(a)	50	35
Innophos, Inc.,
8.88%, 8/15/14	80	66
Intelsat Corp.,
9.25%, 6/15/16(a)(b)	320	298
Interface, Inc.,
9.50%, 2/1/14	90	64
10.38%, 2/1/10	30	29
Invacare Corp.,
9.75%, 2/15/15	20	19

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	$30	$29
Iron Mountain, Inc.,
7.75%, 1/15/15	40	40
8.63%, 4/1/13(b)	130	131
8.75%, 7/15/18	150	149
Johnsondiversey, Inc.,
9.63%, 5/15/12(b)	125	114
KAR Holdings, Inc.,
8.75%, 5/1/14	30	16
Key Energy Services, Inc.,
8.38%, 12/1/14	100	64
Knight, Inc.,
6.50%, 9/1/12	41	38
Koppers, Inc.,
9.88%, 10/15/13	45	41
L-3 Communications Corp.,
7.63%, 6/15/12	70	70
Las Vegas Sands Corp.,
6.38%, 2/15/15	100	47
LIN Television Corp.,
6.50%, 5/15/13	40	21
Massey Energy Co.,
6.88%, 12/15/13	210	184
Medco Health Solutions, Inc.,
7.13%, 3/15/18	60	60
MGM Mirage,
6.00%, 10/1/09(b)	270	147
13.00%, 11/15/13(a)	175	131
Michael Foods, Inc.,
8.00%, 11/15/13	75	67
Mirant Americas Generation LLC,
8.50%, 10/1/21	245	183
Mohegan Tribal Gaming Authority,
6.38%, 7/15/09	75	62
Nalco Co.,
7.75%, 11/15/11	55	54
Neiman Marcus Group, Inc. (The) PIK,
9.00%, 10/15/15	80	26
Newfield Exploration Co.,
6.63%, 9/1/14(b)	190	173
7.13%, 5/15/18	25	22
Nextel Communications, Inc.,
6.88%, 10/31/13	70	40
Nielsen Finance LLC/Nielsen Finance Co.,
11.63%, 2/1/14(a)	75	68
Nortek, Inc.,
8.50%, 9/1/14	130	14
NRG Energy, Inc.,
7.38%, 1/15/17	90	84
Omnicare, Inc.,
6.75%, 12/15/13	95	87
6.88%, 12/15/15	80	72
Orion Power Holdings, Inc.,
12.00%, 5/1/10	250	259
Ormat Funding Corp.,
8.25%, 12/30/20(e)	128	97
Owens-Illinois, Inc.,
7.50%, 5/15/10(b)	285	289
Oxford Industries, Inc.,
8.88%, 6/1/11(b)	75	55
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	90	83
PetroHawk Energy Corp.,
10.50%, 8/1/14(a)	160	160
Phillips-Van Heusen Corp.,
7.25%, 2/15/11(b)	125	121
Pioneer Natural Resources Co.,
6.65%, 3/15/17	275	210
Plains Exploration & Production Co.,
7.63%, 6/1/18	25	20
7.75%, 6/15/15	190	164
10.00%, 3/1/16	105	100
Pulte Homes, Inc.,
6.38%, 5/15/33	15	9
Qwest Capital Funding, Inc.,
7.25%, 2/15/11	155	149
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14	125	102
Reliant Energy, Inc.,
7.88%, 6/15/17	240	191
Residential Capital LLC,
8.50%, 5/15/10(a)	5	4
Rite Aid Corp.,
8.63%, 3/1/15	115	26
Sally Holdings LLC/Sally Capital, Inc.,
9.25%, 11/15/14	190	181
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	175	115
Select Medical Corp.,
7.63%, 2/1/15	160	104
Sierra Pacific Power Co.,
6.25%, 4/15/12	70	71
Smithfield Foods, Inc.,
7.00%, 8/1/11(b)	70	54
8.00%, 10/15/09	25	25
Sonic Automotive, Inc.,
8.63%, 8/15/13	55	17
Sprint Capital Corp.,
6.90%, 5/1/19(b)	145	103
Sprint Nextel Corp.,
6.00%, 12/1/16(b)	140	101
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	65	61
SunGard Data Systems, Inc.,
9.13%, 8/15/13	95	83
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	115	113
Tenet Healthcare Corp.,
7.38%, 2/1/13(b)	185	148

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
9.88%, 7/1/14	$170	$133
Terra Capital, Inc.,
7.00%, 2/1/17	90	83
Tesoro Corp.,
6.50%, 6/1/17	300	228
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	405	205
Ticketmaster Entertainment, Inc.,
10.75%, 7/28/16(a)	375	257
United Rentals North America, Inc.,
6.50%, 2/15/12	185	149
Univision Communications, Inc.,
7.85%, 7/15/11	300	194
Vangent, Inc.,
9.63%, 2/15/15	65	43
Verso Paper Holdings LLC/Verso Paper, Inc.,
9.13%, 8/1/14	95	36
Warner Chilcott Corp.,
8.75%, 2/1/15	77	74
Westlake Chemical Corp.,
6.63%, 1/15/16	90	63
Williams Cos., Inc. (The),
7.88%, 9/1/21(b)	180	167
Windstream Corp.,
8.13%, 8/1/13	40	40
		14,830
Mortgage Securities (0.2%)
CA FM Lease Trust,
8.50%, 7/15/17(a)	64	66
		14,896
Uruguay (0.1%)
Sovereign (0.1%)
Republic of Uruguay,
8.00%, 11/18/22	44	40

Venezuela (2.8%)
Sovereign (2.8%)
Republic of Venezuela,
5.75%, 2/26/16	79	39
7.00%, 3/31/38	130	56
8.50%, 10/8/14	120	75
9.00%, 5/7/23	49	25
9.25%, 9/15/27 - 5/7/28	1,017	561
		756
TOTAL DEBT INSTRUMENTS (Cost $30,924)		26,916

	Shares
COMMON STOCK (0.0%)
United States (0.0%)
SW Acquisition LP (Cost $—)(e)(g)(h)	1	—

PREFERRED STOCK (0.1%)
United States (0.1%)
Preferred Blocker, Inc., 7.00% (Cost $33)(a)	63	13

	No. of Warrants
WARRANTS (0.2%)
Nigeria (0.2%)
Central Bank of Nigeria, expires 11/15/20 (d)	500	50

Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (d)	950	16
TOTAL WARRANTS (Cost $—@)		66

	Shares
SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $417)(i)	416,655	417
TOTAL INVESTMENTS (100.0%) (Cost $31,374) +		27,412
LIABILITIES IN EXCESS OF OTHER ASSETS		(2,654)
NET ASSETS		$24,758

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2009
(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2009.
(e)	Security has been deemed illiquid at March 31, 2009.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

(g)

At March 31, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)	Non-income producing security.
(i)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $6,818,000 and $7,120,000, respectively.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $31,374,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,962,000 of which $729,000 related to appreciated securities and $4,691,000 related to depreciated securities.

PIK	Payment In-Kind

NGN — Nigerian Naira

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	15	$1,861	Jun-09	$(45)

At March 31, 2009, the Fund had reverse repurchase agreements outstanding with UBS as follows:

Maturity in
less than
UBS Agreement	365 Days
Value of Securities Subject to Repurchase	$4,688,757
Liability Under Reverse Repurchase Agreement	$3,147,006
Weighted Average Days to Maturity	25.16

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in		Other Financial
	Securities		Instruments*
Valuation Inputs - Assets	(000)		(000)
Level 1 - Quoted Prices	$417		—
Level 2 - Other Significant Observable Inputs	26,995		—
Level 3 - Significant Unobservable Inputs	—	**	—
Total	$27,412		—

	Investments in		Other Financial
	Securities		Instruments*
Valuation Inputs - Liabilities	(000)		(000)
Level 1 - Quoted Prices	$—		(45)
Level 2 - Other Significant Observable Inputs	—		(3,133)
Level 3 - Significant Unobservable Inputs	—		—
Total	$—		(3,178)

Following is a reconciliation of investmnets in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
(000)
Balance as of 3/31/09
Accrued discounts/premiums	$—	**
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$—
Net transfers in and/or out of Level 3	—
Balance as of 3/31/09	—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09.	—

* Other financial instruments include futures and reverse repurchase agreements.

** Includes a securitiy which is valued at zero.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the

NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: May 19, 2009

By:	/s/ James Garrett
Name: James Garrett
Title: Principal Financial Officer
Date: May 19, 2009